Class K [Member] Expense Example - Class K - BlackRock LifePath ESG Index 2065 Fund - Class K	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	$ 486